Income taxes	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Income taxes
Note 11. Income taxes
The Canada Revenue Agency (CRA) has reassessed CIBC’s 2011–2019 taxation years for approximately $
1,847

million of income taxes related to the denial of deductions of certain dividends. Subsequent taxation years may also be similarly reassessed. CIBC filed a Notice of Appeal in respect of its 2011 taxation year to put the matter in litigation. CIBC is confident that its tax filing positions are appropriate and intends to defend itself vigorously. Accordingly, no amounts have been accrued in the interim consolidated financial statements.
As previously reported, potential aggregate exposure remaining in respect of foreign exchange capital loss matters is approximately $
76
 million. No amounts have been accrued in the interim consolidated financial statements.
On June 20, 2024, Canada enacted the
Global Minimum Tax Act
(GMTA) to adopt the Organisation for Economic
Co-operation
and Development’s (OECD) Pillar Two, which implements a
15
% global minimum corporate tax on certain multinational enterprises (GMT). GMT is in different stages of adoption globally. Certain jurisdictions in which we operate have implemented GMT, which applied to CIBC as of November 1, 2024.
The impact of GMT on the consolidated effective tax rate is within a
1
% range in the first quarter of 2025.